Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Costs and expenses by nature
Schedule of costs and expenses by nature
	December 31, 2024	December 31, 2023	December 31, 2022
Raw materials and productions costs	(373,499)	(339,018)	(232,826)
Salaries and payroll charges	(323,000)	(307,948)	(281,894)
Depreciation and amortization	(294,084)	(287,779)	(268,714)
Copyright	(101,596)	(96,596)	(72,348)
Advertising and publicity	(96,428)	(68,194)	(68,708)
Third-party services (ii)	(54,712)	(37,002)	(47,667)
Impairment losses on trade receivables	(53,003)	(55,771)	(45,904)
Editorial costs	(40,410)	(40,412)	(49,329)
Travel	(32,907)	(28,516)	(23,577)
Consulting and advisory services	(29,417)	(30,617)	(34,166)
Obsolete inventories	(41,492)	(22,006)	(40,924)
Rent and condominium fees	(15,725)	(23,943)	(18,312)
Utilities, cleaning, and security	(13,939)	(15,760)	(20,087)
Asset impairment loss	(8,271)	-	-
Taxes and contributions	(5,689)	(4,015)	(1,777)
Material	(3,766)	(3,024)	(6,263)
Other operating expenses	(3,592)	(4,522)	(808)
Other general and administrative expenses	(1,090)	(378)	(358)
Other operating expenses – price adjustment (note 18)	-	(23,562)	-
Other operating income	4,286	13,699	1,828
Income from lease and sublease agreements with related parties	10,140	13,071	13,047
Reversal for tax, civil and labor risks (i)	116,722	9,611	15,099
	(1,361,472)	(1,352,682)	(1,183,688)
Cost of goods sold and services	(653,449)	(570,907)	(473,135)
Commercial expenses	(282,671)	(246,096)	(194,043)
General and administrative expenses	(364,773)	(465,523)	(471,626)
Impairment loss on accounts receivable	(53,003)	(55,771)	(45,904)
Other operating income	4,286	13,699	1,828
Other operating expenses	(11,862)	(28,084)	(808)
	(1,361,472)	(1,352,682)	(1,183,688)

(i)	Includes R$ 102,431 related to a reversal of tax contingencies (presented in note 21), as a result of the change in the loss probability of the tax proceedings mentioned in note 1.1(a).
(ii)	Includes R$9,333 related to provision for success fee in tax proceedings mentioned in note 1.1 and presented in "third-party services".